Segment Reporting - Additional Information (Detail)	12 Months Ended
Apr. 27, 2019 Segment Store
Segment Reporting Information [Line Items]
Number of operating segments | Segment	2
Number of stores	627
B&N Retail
Segment Reporting Information [Line Items]
Number of stores	627